Registration Nos. 002-54926/811-2603

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933/X/

PostEffective Amendment No. 61/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940/X/

Amendment No. 43/X/

T. Rowe Price Prime Reserve Fund, Inc.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202

Address of Principal Executive Offices

4103452000

Registrant`s Telephone Number, Including Area Code

Henry H. Hopkins

100 East Pratt Street, Baltimore, Maryland 21202

Name and Address of Agent for Service

It is proposed that this filing will become effective on October 2, 2007 pursuant to paragraph (b) of Rule 485.

EXHIBIT INDEX

Users of this data are advised pursuant to the rules and regulations governing the filing of voluntary XBRL disclosure that the following XBRL documents are not the official publicly filed disclosure of T. Rowe Price Prime Reserve Fund, Inc. The purpose of submitting these XBRL exhibits is to test XBRL format and technology, therefore investors should not rely on these exhibits in making investment decisions.

Exhibit	Exhibit No.
XBRL Instance Document	EX-100.INS
XBRL Schema Document	EX-100.SCH
XBRL Label Linkbase Document	EX-100.LAB
XBRL Definition Linkbase Document	EX-100.DEF

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this October 2, 2007.

T. Rowe Price Prime Reserve Fund, Inc.

/s/Edward C. Bernard
By:Edward C. Bernard
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:
Signature	Title	Date
/s/Edward C. Bernard Edward C. Bernard	Chairman of the Board (Chief Executive Officer)	October 2, 2007
/s/Joseph A. Carrier Joseph A. Carrier	Treasurer (Chief Financial Officer)	October 2, 2007
* Jeremiah E. Casey	Director	October 2, 2007
* Anthony W. Deering	Director	October 2, 2007
* Donald W. Dick, Jr.	Director	October 2, 2007
* David K. Fagin	Director	October 2, 2007
* Karen N. Horn	Director	October 2, 2007
/s/Mary J. Miller Mary J. Miller	Director and Vice President	October 2, 2007
* Theo C. Rodgers	Director	October 2, 2007
* John G. Schreiber	Director	October 2, 2007
*/s/Henry H. Hopkins Henry H. Hopkins	Vice President and AttorneyInFact	October 2, 2007

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T. ROWE PRICE BALANCED FUND, INC.
T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.
T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
T. ROWE PRICE CAPITAL APPRECIATION FUND
T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.
T. ROWE PRICE CORPORATE INCOME FUND, INC.
T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND, INC.
T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND, INC.
T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.
T. ROWE PRICE DIVIDEND GROWTH FUND, INC.
T. ROWE PRICE EQUITY INCOME FUND
T. ROWE PRICE EQUITY SERIES, INC.
T. ROWE PRICE FINANCIAL SERVICES FUND, INC.
T. ROWE PRICE FIXED INCOME SERIES, INC.
T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.
T. ROWE PRICE GNMA FUND
T. ROWE PRICE GROWTH & INCOME FUND, INC.
T. ROWE PRICE GROWTH STOCK FUND, INC.
T. ROWE PRICE HEALTH SCIENCES FUND, INC.
T. ROWE PRICE HIGH YIELD FUND, INC.
T. ROWE PRICE INDEX TRUST, INC.
T. ROWE PRICE INFLATION PROTECTED BOND FUND, INC.
T. ROWE PRICE INSTITUTIONAL EQUITY FUNDS, INC.
T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.
T. ROWE PRICE INSTITUTIONAL INTERNATIONAL FUNDS, INC.
T. ROWE PRICE INTERNATIONAL FUNDS, INC.
T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.
T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.
T. ROWE PRICE MID-CAP GROWTH FUND, INC.
T. ROWE PRICE MID-CAP VALUE FUND, INC.
T. ROWE PRICE NEW AMERICA GROWTH FUND
T. ROWE PRICE NEW ERA FUND, INC.
T. ROWE PRICE NEW HORIZONS FUND, INC.
T. ROWE PRICE NEW INCOME FUND, INC.
T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
T. ROWE PRICE PRIME RESERVE FUND, INC.
T. ROWE PRICE REAL ESTATE FUND, INC.
T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC.
T. ROWE PRICE RETIREMENT FUNDS, INC.
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.
T. ROWE PRICE SHORT-TERM BOND FUND, INC.
T. ROWE PRICE SHORT-TERM INCOME FUND, INC.
T. ROWE PRICE SMALL-CAP STOCK FUND, INC.
T. ROWE PRICE SMALL-CAP VALUE FUND, INC.
T. ROWE PRICE SPECTRUM FUND, INC.

T. ROWE PRICE STATE TAX-FREE INCOME TRUST
T. ROWE PRICE SUMMIT FUNDS, INC.
T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.
T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.
T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.
T. ROWE PRICE TAX-FREE INCOME FUND, INC.
T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.
T. ROWE PRICE U.S. BOND INDEX FUND, INC.
T. ROWE PRICE U.S. TREASURY FUNDS, INC.
T. ROWE PRICE VALUE FUND, INC.

POWER OF ATTORNEY

RESOLVED, that the Corporation does hereby constitute and authorize Edward C. Bernard, Joel H. Goldberg and Henry H. Hopkins, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable the Corporation/Trust to comply with the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933, as amended, of shares of the Corporation/Trust, to be offered by the Corporation/Trust, and the registration of the Corporation/Trust under the Investment Company Act of 1940, as amended, including specifically, but without limitation of the foregoing, power and authority to sign the name of the Corporation/Trust on its behalf, and to sign the names of each of such directors/trustees and officers on his behalf as such director/trustee or officer to any (i) Registration Statement on Form N-1A or N-14 of the Corporation/Trust filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended; (ii) Registration Statement on Form N-1A or N-14 of the Corporation/Trust under the Investment Company Act of 1940, as amended; (iii) amendment or supplement (including, but not limited to, Post-Effective Amendments adding additional series or classes of the Corporation/Trust) to said Registration Statement; and (iv) instruments or documents filed or to be filed as a part of or in connection with such Registration Statement, including Articles Supplementary, Articles of Amendment, and other instruments with respect to the Articles of Incorporation or Master Trust Agreement of the Corporation/Trust.

IN WITNESS WHEREOF, the above named Corporations/Trusts have caused these presents to be signed and the same attested by its Secretary, each thereunto duly authorized by its Board of Directors/Trustees, and each of the undersigned has hereunto set his hand and seal as of the day set opposite his name.

ALL CORPORATIONS/TRUSTS
/s/Edward C. Bernard Edward C. Bernard	Chairman of the Board (Principal Executive Officer) Director/Trustee	April 24, 2007
/s/Joseph A. Carrier Joseph A. Carrier	Treasurer (Principal Financial Officer)	April 24, 2007
/s/Jeremiah E. Casey Jeremiah E. Casey	Director/Trustee	April 24, 2007
/s/Anthony W. Deering Anthony W. Deering	Director/Trustee	April 24, 2007
/s/Donald W. Dick, Jr. Donald W. Dick, Jr.	Director/Trustee	April 24, 2007
/s/David K. Fagin David K. Fagin	Director/Trustee	April 24, 2007
/s/Karen N. Horn Karen N. Horn	Director/Trustee	April 24, 2007
/s/Theo C. Rodgers Theo C. Rodgers	Director/Trustee	April 24, 2007
/s/John G. Schreiber John G. Schreiber	Director/Trustee	April 24, 2007

(Signatures Continued)

BRIAN C. ROGERS, Director/Trustee

T. ROWE PRICE BALANCED FUND, INC.
T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.
T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND, INC.
T. ROWE PRICE DIVIDEND GROWTH FUND, INC.
T. ROWE PRICE FINANCIAL SERVICES FUND, INC.
T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.
T. ROWE PRICE GROWTH & INCOME FUND, INC.
T. ROWE PRICE GROWTH STOCK FUND, INC.
T. ROWE INDEX TRUST, INC.
T. ROWE PRICE INSTITUTIONAL INTERNATIONAL FUNDS, INC.
T. ROWE PRICE INTERNATIONAL FUNDS, INC.
T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.
T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.
T. ROWE PRICE MID-CAP GROWTH FUND, INC.
T. ROWE PRICE MID-CAP VALUE FUND, INC.
T. ROWE PRICE NEW ERA FUND, INC.
T. ROWE PRICE REAL ESTATE FUND, INC.
T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.

BRIAN C. ROGERS, President and Director/Trustee

T. ROWE PRICE EQUITY INCOME FUND

T. ROWE PRICE INSTITUTIONAL EQUITY FUNDS, INC.

BRIAN C. ROGERS, Vice President and Director/Trustee

T. ROWE PRICE CAPITAL APPRECIATION FUND
T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
T. ROWE PRICE RETIREMENT FUNDS, INC.
T. ROWE PRICE SPECTRUM FUND, INC.
T. ROWE PRICE VALUE FUND, INC.

/s/Brian C. Rogers Brian C. Rogers	April 24, 2007

(Signatures Continued)

JOHN H. LAPORTE, Director/Trustee

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.
T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND, INC.
T. ROWE PRICE EQUITY SERIES, INC.
T. ROWE PRICE NEW AMERICA GROWTH FUND
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.
T. ROWE PRICE SMALL-CAP STOCK FUND, INC.
T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

JOHN H. LAPORTE, President and Director

T. ROWE PRICE NEW HORIZONS FUND, INC.

JOHN H. LAPORTE, Vice President and Director

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.
T. ROWE PRICE HEALTH SCIENCES FUND, INC.

/s/John H. Laporte John H. Laporte	April 24, 2007

(Signatures Continued)

MARY J. MILLER, Director

T. ROWE PRICE FIXED INCOME SERIES, INC.
T. ROWE PRICE HIGH YIELD FUND, INC.
T. ROWE PRICE NEW INCOME FUND, INC.
T. ROWE PRICE SHORT-TERM BOND FUND, INC.
T. ROWE PRICE SHORT-TERM INCOME FUND, INC.
T. ROWE PRICE U.S. BOND INDEX FUND, INC.

MARY J. MILLER, President and Director/Trustee

T. ROWE PRICE CALFORNIA TAX-FREE INCOME TRUST
T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.
T. ROWE PRICE STATE TAX-FREE INCOME TRUST
T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
T. ROWE PRICE TAX-FREE INCOME FUND, INC.
T. ROWE PRICE U.S. TREASURY FUNDS, INC.

MARY J. MILLER, Vice President and Director/Trustee

T. ROWE PRICE CORPORATE INCOME FUND, INC.
T. ROWE PRICE GNMA FUND
T. ROWE PRICE INFLATION PROTECTED BOND FUND, INC.
T. ROWE PRICE PRIME RESERVE FUND, INC.
T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC.
T. ROWE PRICE SUMMIT FUNDS, INC.
T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.
T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.
T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

/s/Mary J. Miller Mary J. Miller	April 24, 2007

(Signatures Continued)

ATTEST:

/s/Patricia B. Lippert

______________________________
Patricia B. Lippert, Secretary